Cover Page	Jun. 30, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 30, 2026
Entity Registrant Name	CAREDX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36536
Entity Tax Identification Number	94-3316839
Entity Address, Address Line One	8000 Marina Boulevard
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	415
Local Phone Number	287-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CDNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001217234
Amendment Flag	true
Amendment Description	The Company hereby amends Item 9.01 of the Original 8-K for the purpose of filing the historical financial statements of Naveris and the related pro forma financial information in accordance with Article 11 of Regulation S-X